Time Charter, Voyage and Port Terminal Expenses	12 Months Ended
Dec. 31, 2015
TIME CHARTER, VOYAGE AND PORT TERMINAL EXPENSES [Abstract]
TIME CHARTER, VOYAGE AND PORT TERMINAL EXPENSES
NOTE 11: TIME CHARTER, VOYAGE AND PORT TERMINAL EXPENSES
Time charter, voyage and port terminal expenses for the years ended December 31, 2015, 2014 and 2013 were as follows:

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Fuel	$ 13,901	$ 27,185	$ 24,104
Time charter	1,307	2,468	1,286
Ports payroll and related costs	5,657	5,305	4,974
Docking expenses	3,299	2,819	2,166
Maritime and regulatory fees	909	1,156	1,175
Towing expenses	1,612	2,353	2,379
Other expenses	6,879	6,367	6,344

Total	$ 33,564	$ 47,653	$ 42,428